Trade Accounts and Other Payables	6 Months Ended
Jun. 30, 2016
Trade Accounts and Other Payables [Abstract]
Trade Accounts and Other Payables
8.	Trade Accounts and Other Payables:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Creditors	2,902	5,710
Insurances	163	162
Other	147	107
Total	3,212	5,979